NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disaggregation of Revenue) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenue	$ 4,022,238	$ 1,740,457	$ 9,078,696	$ 4,543,879	$ 8,259,917	$ 8,039,448
Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue	2,692,417	1,153,150	6,038,441	2,790,613	5,999,136	6,238,405
Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue	768,670	587,307	2,148,779	1,753,266	2,260,781	1,801,043
Turnkey Projects [Member]
Product Information [Line Items]
Revenue	2,692,417	1,153,150	6,038,441	2,450,557	5,518,004	4,956,130
Maintenance And Support [Member]
Product Information [Line Items]
Revenue	1,312,339	587,307	2,805,483	1,665,313	2,257,601	1,801,043
Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue				131,537	131,537	266,449
Software License [Member]
Product Information [Line Items]
Revenue					3,180	7,155
Algorithms [Member]
Product Information [Line Items]
Revenue	17,482		234,772	293,292	349,595	1,008,671
Rail [Member]
Product Information [Line Items]
Revenue	3,765,312	1,303,662	8,087,759	3,527,736	6,883,670	5,558,405
Rail [Member] | Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue	2,689,393	984,313	5,885,477	2,311,530	5,255,491	4,131,155
Rail [Member] | Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue	532,250	319,349	1,545,578	1,216,206	1,628,179	1,427,250
Rail [Member] | Turnkey Projects [Member]
Product Information [Line Items]
Revenue	2,689,393	984,313	5,885,477	2,311,530	5,255,491	4,131,155
Rail [Member] | Maintenance And Support [Member]
Product Information [Line Items]
Revenue	1,075,919	319,349	2,202,282	1,216,206	1,628,179	1,427,250
Rail [Member] | Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue
Rail [Member] | Software License [Member]
Product Information [Line Items]
Revenue
Rail [Member] | Algorithms [Member]
Product Information [Line Items]
Revenue
Commercial [Member]
Product Information [Line Items]
Revenue	32,821	45,547	76,818	158,989	213,517	298,705
Commercial [Member] | Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue			(498)		27,831	59,616
Commercial [Member] | Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue	32,821	45,547	77,316	158,989	185,686	239,089
Commercial [Member] | Turnkey Projects [Member]
Product Information [Line Items]
Revenue			(498)		27,831	59,616
Commercial [Member] | Maintenance And Support [Member]
Product Information [Line Items]
Revenue	32,821	45,547	77,316	158,989	185,686	239,089
Commercial [Member] | Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Product Information [Line Items]
Revenue
Commercial [Member] | Algorithms [Member]
Product Information [Line Items]
Revenue
Petrochemical [Member]
Product Information [Line Items]
Revenue					(867)	23,951
Petrochemical [Member] | Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue						33,363
Petrochemical [Member] | Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue					(867)	(9,412)
Petrochemical [Member] | Turnkey Projects [Member]
Product Information [Line Items]
Revenue						33,363
Petrochemical [Member] | Maintenance And Support [Member]
Product Information [Line Items]
Revenue					(867)	(9,412)
Petrochemical [Member] | Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue
Petrochemical [Member] | Software License [Member]
Product Information [Line Items]
Revenue
Petrochemical [Member] | Algorithms [Member]
Product Information [Line Items]
Revenue
Government [Member]
Product Information [Line Items]
Revenue	23,245	52,866	214,124	198,153	314,030	687,293
Government [Member] | Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue	3,024	32,645	153,462	137,490	233,145	599,481
Government [Member] | Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue	20,221	20,221	60,662	60,663	80,885	87,812
Government [Member] | Turnkey Projects [Member]
Product Information [Line Items]
Revenue	3,024	32,645	153,462	137,490	233,145	599,481
Government [Member] | Maintenance And Support [Member]
Product Information [Line Items]
Revenue	20,221	20,221	60,662	60,663	80,885	87,812
Government [Member] | Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue
Government [Member] | Software License [Member]
Product Information [Line Items]
Revenue
Government [Member] | Algorithms [Member]
Product Information [Line Items]
Revenue
Banking/Other [Member]
Product Information [Line Items]
Revenue					23,340	188,819
Banking/Other [Member] | Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue					1,537	132,515
Banking/Other [Member] | Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue					21,803	56,304
Banking/Other [Member] | Turnkey Projects [Member]
Product Information [Line Items]
Revenue					1,537	132,515
Banking/Other [Member] | Maintenance And Support [Member]
Product Information [Line Items]
Revenue					21,803	56,304
Banking/Other [Member] | Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue
Banking/Other [Member] | Software License [Member]
Product Information [Line Items]
Revenue
Banking/Other [Member] | Algorithms [Member]
Product Information [Line Items]
Revenue
It Suppliers [Member]
Product Information [Line Items]
Revenue		945		134,717	134,717	273,604
It Suppliers [Member] | Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue				131,537	131,537	273,604
It Suppliers [Member] | Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue		945		3,180	3,180
It Suppliers [Member] | Turnkey Projects [Member]
Product Information [Line Items]
Revenue
It Suppliers [Member] | Maintenance And Support [Member]
Product Information [Line Items]
Revenue		945
It Suppliers [Member] | Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue				131,537	131,537	266,449
It Suppliers [Member] | Software License [Member]
Product Information [Line Items]
Revenue				3,180	3,180	7,155
It Suppliers [Member] | Algorithms [Member]
Product Information [Line Items]
Revenue
Artificial Intelligence [Member]
Product Information [Line Items]
Revenue					691,510	1,008,671
Artificial Intelligence [Member] | Goods Transferred Over Time [Member]
Product Information [Line Items]
Revenue					349,595	1,008,671
Artificial Intelligence [Member] | Services Transferred Over Time [Member]
Product Information [Line Items]
Revenue					341,915
Artificial Intelligence [Member] | Turnkey Projects [Member]
Product Information [Line Items]
Revenue
Artificial Intelligence [Member] | Maintenance And Support [Member]
Product Information [Line Items]
Revenue					341,915
Artificial Intelligence [Member] | Data Center Auditing Services [Member]
Product Information [Line Items]
Revenue
Artificial Intelligence [Member] | Software License [Member]
Product Information [Line Items]
Revenue
Artificial Intelligence [Member] | Algorithms [Member]
Product Information [Line Items]
Revenue					349,595	1,008,671
North America [Member]
Product Information [Line Items]
Revenue	4,022,238	1,740,457	9,078,696	4,543,879	8,259,917	8,039,448
North America [Member] | Rail [Member]
Product Information [Line Items]
Revenue	3,765,312	1,303,662	8,087,759	3,527,736	6,883,670	5,558,405
North America [Member] | Commercial [Member]
Product Information [Line Items]
Revenue	32,821	45,547	76,818	158,989	213,517	298,705
North America [Member] | Petrochemical [Member]
Product Information [Line Items]
Revenue					(867)	23,951
North America [Member] | Government [Member]
Product Information [Line Items]
Revenue	$ 23,245	52,866	$ 214,124	198,153	314,030	687,293
North America [Member] | Banking/Other [Member]
Product Information [Line Items]
Revenue					23,340	188,819
North America [Member] | It Suppliers [Member]
Product Information [Line Items]
Revenue		$ 945		$ 134,717	134,717	273,604
North America [Member] | Artificial Intelligence [Member]
Product Information [Line Items]
Revenue					$ 691,510	$ 1,008,671